Note 4 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2013	December 31, 2012
Trade accounts	$575,375	$490,401
Less: Allowance for bad debts	(2,899)	(108,750)
Less: Allowance for returns	(4,953)	(15,806)
	$567,523	$365,845

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Balance at Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance at End of Period
Year ended December 31, 2013	$108,750	$92,224	$(198,325)	$2,899
Year ended December 31, 2012	$39,000	$485,072	$(415,322)	$108,750